INCOME TAX MATTERS	12 Months Ended
Dec. 31, 2022
Income Tax Matters
INCOME TAX MATTERS

12.	INCOME TAX MATTERS

Each of the entities included in the Group file income taxes according to the tax regulations in force in each country on an individual basis or under consolidation tax regulations.

The consolidated income tax has been calculated as an aggregation of income tax expenses of each individual company. In order to calculate the taxable income of the consolidated entities individually, the accounting profit is adjusted for permanent differences. At each consolidated income statement date, a current tax asset or liability is recorded, representing income taxes currently refundable or payable.

Income tax payable is the result of applying the applicable tax rate in force to each tax-paying entity, in accordance with the tax laws in force in the country in which the entity is registered.

As of December 31, 2022, it was approved by the tax authority the creation of the for tax consolidation group in Spain, that will be effective starting 2023

Reconciliation of book net income/(loss) before taxes to taxable income

The reconciliation between book net income/(loss) before tax and the income tax benefit/(expense) from continuing operations for the fiscal years ended December 31, 2022, 2021 and 2020 is as follows:

	2022	2021	2020
Accounting net loss before tax	(43,415)	(67,047)	(14,769)
At Codere Online statutory income tax rate	7,381	11,398	3,692
Tax effect unrecognized tax losses and permanent differences	(19,486)	(17,705)	(5,395)
Utilisation of previously unrecognised tax losses	-	(1,000)	-
Effect of different rates in different jurisdictions	9,137	6,341	3,095
Adjustment of prior year taxes	-	-	118
Income tax benefit/(expense)	(2,968)	(966)	(1,510)
Effective tax rate	7%	1%	10.22%
Of which -
Current tax expense	(3,029)	(966)	(1,510)
Deferred tax benefit/(expense)	61	-	-
Total income tax benefit/(expense)	(2,968)	(966)	(1,510)

Deferred taxes

	12/31/2022	12/31/2021
Deferred tax asset	771	-
Deferred tax liability	710	-

The deferred tax asset generated as of December 31, 2022 due to the recognition of the long-term incentive plan impact as described in Note 17, and the deferred tax liability mainly due to the fluctuation of the exchange rates between the euro and the other currencies.

As shown in the table below, the Group has generated net losses which can offset against future profits; however, as of December 31, 2021 and 2022, the Group did not recognize these considering it is not expected that these will be utilized within the foreseeable future. There is no limit on time in either country to utilize these losses against future profits.

Entity	Previous	2020	2021	2022	Total as of 12/31/2022
SEJO	-	-	9,355	4,224	13,579
Codere Online S.A.U. (Spain)	2,639	-	-	-	2,639
Codere Online Management Services LTD (Malta)	5,971	9,592	9,051	12,356	36,970
LIFO AenP (Mexico)	-	-	343	25,006	25,349
Codere Online Luxembourg, S.A.	-	-	-	-	-

Entity	Previous	2019	2020	2021	Total as of 12/31/2021
SEJO	-	-	-	9,355	9,355
Codere Online S.A.U. (Spain)	1,854	785	-	-	2,639
Codere Online Management Services LTD (Malta)	-	5,971	9,592	9,051	24,614
LIFO AenP (Mexico)				343	343
Codere Online Luxembourg, S.A.	-	-	-	-	-

It is important to mention that the Group belonged to a tax consolidation group in Spain in the first three quarters of the year 2021. In the last quarter of 2021, the Group ceased to belong to the tax consolidation group and made all the tax payments.